CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
CONTRACT COSTS, NET
Beginning balance	¥ 3,546,418	$ 522,677	¥ 8,394,288
Charge to (reversal of) allowance	(1,234,861)	(181,996)	(4,079,681)
Charge to (reversal of) sales	18,211	2,684	(768,189)
Ending balance	¥ 2,329,768	$ 343,365	¥ 3,546,418